Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of RSUs activity under the 2020 Plan
		Weighted average
	Number of RSAs	grant date fair value
Unvested, January 1, 2021	-	-
Granted	1,836,000	2.52
Vested	-	-
Forfeited	(220,000)	2.52
Unvested, December 31, 2021	1,616,000	2.52